UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23159

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 E. Grand Avenue

El Segundo, CA 90245

(Address of principal executive offices)

310.469.6100

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.

Greenberg Traurig, LLP

Terminus 200

3333 Piedmont Road, NE, Suite 2500

Atlanta, GA 30305

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1 – Proxy Voting Record.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

Issuer	Ticker	Primary CUSIP	Shareholder Meeting Date	Matter Voted On	Proposed By	Voted (Yes/No)	Vote Instruction	Vote Against Management (Yes/No)
Technicolor SA	N/A	TCH FP	5/12/2021	Election of Directors	Management	Yes	Consent	No
Technicolor SA	N/A	TCH FP	5/12/2021	Approval of by-law Amendments	Management	Yes	Consent	No
Technicolor SA	N/A	TCH FP	5/12/2021	Approval of Financial Statements	Management	Yes	Consent	No
Technicolor SA	N/A	TCH FP	5/12/2021	Approval of Named Executive Officers' and Directors' Compensation	Management	Yes	Consent	No
Technicolor SA	N/A	TCH FP	5/12/2021	Authorization of Share Buyback Program	Management	Yes	Consent	No

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Griffin Institutional Access Credit Fund

By:	/s/ Kevin Shields
Kevin Shields
President

Date:	August 9, 2021